The Company (Details)	12 Months Ended
Mar. 30, 2025 segment
Corporate information and statement of IFRS compliance [abstract]
Proportion of total outstanding shares owned by principal shareholder	52.70%
Proportion of voting shares owned by principal shareholder	91.80%
Proportion of total outstanding shares owned by public markets	47.30%
Proportion of voting shares owned by public markets	8.20%
Number of operating segments	3
Number of reportable segments	3